CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2014	Jun. 30, 2013
Allowance for doubtful accounts, accounts receivable	$ 25,690,771	$ 20,102,808
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	5,839,403	2,361,880
Allowance for doubtful accounts, other receivables	$ 333,562	$ 322,218
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	57,554,824	57,554,824
Common stock, shares outstanding (in shares)	57,554,824	57,554,824